NOTE 9 - FAIR VALUE MEASUREMENTS - Schedule of Fair Value Summary (Details) - USD ($)	3 Months Ended
	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2021	Aug. 31, 2020
Short-Term Debt [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)			$ 74,187
Increase (Decrease) in Derivative Assets and Liabilities		136,321	33,490
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge		18,439	58,090
[custom:DecreaseFromNotePrePayment]	45,490	136,320
Derivative Liabilities [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure		$ 45,490	$ 163,371		$ 64,584